UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

July 31, 2016

HY-QTLY-0916
1.804847.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 71.9%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
Telecommunications - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (b)		$180	$186
Nonconvertible Bonds - 71.9%
Aerospace - 0.2%
TransDigm, Inc.:
6% 7/15/22		2,030	2,095
6.375% 6/15/26 (b)		2,030	2,086
			4,181
Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		626	658
6.125% 4/29/18		670	705
9.25% 5/10/17		612	643
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		823	848
			2,854
Automotive & Auto Parts - 0.3%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		3,525	3,239
LKQ Corp. 4.75% 5/15/23		430	431
Schaeffler Holding Finance BV 6.25% 11/15/19 pay-in-kind (b)(c)		2,140	2,226
			5,896
Banks & Thrifts - 3.9%
Ally Financial, Inc.:
3.5% 1/27/19		3,485	3,542
5.75% 11/20/25		2,310	2,405
8% 12/31/18		25,604	28,436
8% 11/1/31		20,882	25,424
General Motors Acceptance Corp. 8% 11/1/31		3,105	3,780
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		6,775	6,800
6% 12/19/23		3,605	3,779
Washington Mutual Bank 5.5% 1/15/13 (d)		10,000	25
			74,191
Broadcasting - 0.4%
Clear Channel Communications, Inc. 5.5% 12/15/16		7,188	6,900
Building Materials - 0.9%
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		1,995	2,254
HD Supply, Inc.:
5.25% 12/15/21 (b)		3,430	3,632
5.75% 4/15/24 (b)		3,410	3,631
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		1,345	1,362
7.75% 6/1/24 (b)		1,345	1,358
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		900	819
Nortek, Inc. 8.5% 4/15/21		1,520	1,596
USG Corp.:
6.3% 11/15/16		275	279
9.75% 1/15/18 (c)		1,585	1,736
			16,667
Cable/Satellite TV - 4.8%
Altice SA:
7.625% 2/15/25 (b)		12,590	12,385
7.75% 5/15/22 (b)		14,575	14,785
Altice U.S. Finance SA 7.75% 7/15/25 (b)		4,905	5,224
Cable One, Inc. 5.75% 6/15/22 (b)		1,390	1,453
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		2,550	2,638
5.25% 3/15/21		2,245	2,335
5.5% 5/1/26 (b)		2,940	3,069
5.75% 1/15/24		5,335	5,628
5.75% 2/15/26 (b)		1,770	1,867
5.875% 5/1/27 (b)		5,245	5,533
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		535	552
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		5,495	5,481
DISH DBS Corp.:
5% 3/15/23		4,695	4,425
5.875% 7/15/22		4,240	4,237
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		4,621	4,840
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		2,145	2,242
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		10,920	10,920
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		1,645	1,711
Ziggo Bond Finance BV 5.875% 1/15/25 (b)		1,705	1,692
			91,017
Capital Goods - 0.1%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		1,665	1,132
Chemicals - 0.9%
Blue Cube Spinco, Inc. 10% 10/15/25 (b)		1,310	1,497
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,005	3,179
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		285	311
LSB Industries, Inc. 7.75% 8/1/19		705	727
Momentive Performance Materials, Inc. 3.88% 10/24/21		5,545	4,340
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		4,120	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		4,260	3,696
10.375% 5/1/21 (b)		650	653
Tronox Finance LLC 6.375% 8/15/20		2,695	2,183
			16,586
Consumer Products - 0.1%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,195	1,261
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		565	590
			1,851
Containers - 1.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		1,694	1,727
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (b)		1,165	1,191
6.75% 1/31/21 (b)		1,350	1,389
7% 11/15/20 (b)		697	701
7.25% 5/15/24 (b)		3,785	3,993
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		3,910	3,749
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,460	2,540
6.875% 2/15/21		7,339	7,632
7% 7/15/24 (b)		1,025	1,083
8.25% 2/15/21 (c)		6,144	6,390
			30,395
Diversified Financial Services - 5.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21		2,715	2,961
Aircastle Ltd. 4.625% 12/15/18		1,625	1,706
CIT Group, Inc.:
5% 8/15/22		3,195	3,363
5% 8/1/23		2,195	2,310
5.375% 5/15/20		4,400	4,664
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		3,930	3,901
5.875% 2/1/22		3,010	2,875
6% 8/1/20		2,235	2,229
International Lease Finance Corp.:
5.875% 8/15/22		10,375	11,828
8.625% 1/15/22		11,580	14,505
MSCI, Inc. 5.75% 8/15/25 (b)		1,345	1,465
Navient Corp.:
5% 10/26/20		1,550	1,511
5.875% 10/25/24		3,375	3,113
6.625% 7/26/21		2,100	2,121
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		11,755	12,548
SLM Corp.:
4.875% 6/17/19		10,000	10,050
5.5% 1/25/23		7,210	6,687
6.125% 3/25/24		8,685	8,207
7.25% 1/25/22		220	224
8% 3/25/20		9,700	10,355
8.45% 6/15/18		2,805	3,047
			109,670
Diversified Media - 0.8%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20		900	855
7.625% 3/15/20		2,635	2,609
Liberty Media Corp.:
8.25% 2/1/30		469	516
8.5% 7/15/29		529	582
MDC Partners, Inc. 6.5% 5/1/24 (b)		2,595	2,511
National CineMedia LLC:
6% 4/15/22		4,035	4,186
7.875% 7/15/21		2,050	2,122
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		1,220	1,258
			14,639
Energy - 10.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,720	2,701
4.875% 3/15/24		1,300	1,297
Antero Resources Corp.:
5.125% 12/1/22		3,765	3,511
5.625% 6/1/23 (Reg. S)		2,580	2,441
Antero Resources Finance Corp.:
5.375% 11/1/21		4,500	4,309
6% 12/1/20		850	842
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		1,415	1,341
Chesapeake Energy Corp. 8% 12/15/22 (b)		8,687	7,558
Citgo Holding, Inc. 10.75% 2/15/20 (b)		3,525	3,481
Concho Resources, Inc.:
5.5% 10/1/22		1,265	1,256
5.5% 4/1/23		825	815
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23		1,775	1,651
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		3,105	2,639
Denbury Resources, Inc. 4.625% 7/15/23		4,395	2,725
Diamondback Energy, Inc. 7.625% 10/1/21		1,545	1,634
Ensco PLC:
4.5% 10/1/24		1,800	1,238
5.2% 3/15/25		80	54
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		2,570	1,285
7.75% 9/1/22		3,685	1,879
9.375% 5/1/20		12,895	7,350
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,280	2,052
Forbes Energy Services Ltd. 9% 6/15/19 (d)		3,470	1,371
Forum Energy Technologies, Inc. 6.25% 10/1/21		1,040	970
Gibson Energy, Inc. 6.75% 7/15/21 (b)		280	282
Gulfmark Offshore, Inc. 6.375% 3/15/22		2,275	904
Halcon Resources Corp. 8.625% 2/1/20 (b)		875	805
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,085	1,939
5.75% 10/1/25 (b)		10,085	9,530
7.625% 4/15/21 (b)		1,820	1,861
Hornbeck Offshore Services, Inc.:
5% 3/1/21		35	22
5.875% 4/1/20		3,306	2,174
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		1,495	1,121
Laredo Petroleum, Inc.:
5.625% 1/15/22		2,755	2,493
6.25% 3/15/23		760	692
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)		2,545	433
6.5% 9/15/21 (d)		910	148
7.75% 2/1/21 (d)		25	4
MPLX LP 4.875% 12/1/24 (b)		5,000	4,951
Noble Holding International Ltd.:
3.95% 3/15/22		245	181
4.625% 3/1/21		810	673
6.95% 4/1/25 (c)		525	428
Oasis Petroleum, Inc. 6.875% 3/15/22		905	790
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		3,755	1,418
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		4,140	4,156
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)		3,520	3,362
Plains Exploration & Production Co.:
6.5% 11/15/20		435	431
6.625% 5/1/21		435	428
6.75% 2/1/22		2,507	2,438
6.875% 2/15/23		3,690	3,570
Pride International, Inc. 7.875% 8/15/40		2,715	2,003
Rice Energy, Inc.:
6.25% 5/1/22		5,725	5,582
7.25% 5/1/23		1,545	1,549
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		1,125	1,010
Sabine Pass Liquefaction LLC:
5.625% 4/15/23		2,250	2,295
5.625% 3/1/25		14,320	14,620
5.75% 5/15/24		3,215	3,295
5.875% 6/30/26 (b)		4,080	4,187
SemGroup Corp. 7.5% 6/15/21		4,100	3,936
SM Energy Co.:
5% 1/15/24		1,280	1,024
5.625% 6/1/25		2,385	1,980
6.125% 11/15/22		3,520	2,983
6.5% 11/15/21		355	311
6.5% 1/1/23		95	81
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,520	1,402
7.5% 7/1/21		810	806
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		3,000	3,060
6.375% 4/1/23 (b)		1,490	1,516
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		908	926
Teine Energy Ltd. 6.875% 9/30/22 (b)		8,386	8,302
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		11,525	11,568
6.125% 6/15/25 (b)		1,480	1,473
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19		1,120	1,190
5.875% 10/1/20		270	277
6.125% 10/15/21		785	816
6.25% 10/15/22		3,100	3,224
6.375% 5/1/24		1,310	1,381
Weatherford International Ltd.:
4.5% 4/15/22		2,020	1,667
7.75% 6/15/21		2,615	2,470
8.25% 6/15/23		3,175	2,961
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		890	883
Western Refining, Inc. 6.25% 4/1/21		905	842
WPX Energy, Inc.:
7.5% 8/1/20		1,760	1,734
8.25% 8/1/23		2,640	2,589
			193,577
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		470	485
5.625% 2/15/24		580	612
Livent, Inc. yankee 9.375% 10/15/04 (d)		11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		1,425	1,446
			2,543
Environmental - 0.6%
Covanta Holding Corp.:
5.875% 3/1/24		4,680	4,657
6.375% 10/1/22		4,000	4,130
7.25% 12/1/20		1,094	1,134
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		1,455	1,437
			11,358
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (b)		2,740	2,911
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		805	822
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		5,785	6,653
7.7% 2/15/27		2,715	3,231
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,395	3,824
			17,441
Food/Beverage/Tobacco - 2.8%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,080	2,957
Darling International, Inc. 5.375% 1/15/22		1,280	1,325
ESAL GmbH 6.25% 2/5/23 (b)		8,600	8,428
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,275	2,361
JBS Investments GmbH:
7.25% 4/3/24 (b)		5,795	5,972
7.75% 10/28/20 (b)		4,855	5,146
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,660	1,619
5.875% 7/15/24 (b)		2,435	2,423
Minerva Luxembourg SA 7.75% 1/31/23 (b)		10,185	10,745
Post Holdings, Inc.:
6.75% 12/1/21 (b)		4,200	4,484
7.75% 3/15/24 (b)		1,720	1,903
8% 7/15/25 (b)		860	987
TreeHouse Foods, Inc. 6% 2/15/24 (b)		1,185	1,274
U.S. Foods, Inc. 5.875% 6/15/24 (b)		2,155	2,252
Vector Group Ltd. 7.75% 2/15/21		1,425	1,491
			53,367
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		7,900	7,841
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		5,795	6,012
MGM Mirage, Inc.:
6% 3/15/23		2,810	3,040
8.625% 2/1/19		5,000	5,663
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		7,110	7,243
Scientific Games Corp. 10% 12/1/22		5,980	5,315
Wynn Macau Ltd. 5.25% 10/15/21 (b)		750	752
			35,866
Healthcare - 6.7%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		1,035	1,028
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,810	1,753
Community Health Systems, Inc. 6.875% 2/1/22		14,410	12,393
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		355	364
DaVita HealthCare Partners, Inc. 5% 5/1/25		3,590	3,630
Endo Finance LLC 5.875% 1/15/23 (b)		535	464
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		5,375	4,686
6% 2/1/25 (b)		2,352	2,029
HCA Holdings, Inc.:
4.75% 5/1/23		3,245	3,383
5.375% 2/1/25		4,375	4,553
5.875% 3/15/22		8,635	9,499
5.875% 2/15/26		2,290	2,450
7.5% 2/15/22		5,095	5,783
HealthSouth Corp.:
5.125% 3/15/23		1,235	1,241
5.75% 11/1/24		1,570	1,629
5.75% 9/15/25		400	413
Horizon Pharma PLC 6.625% 5/1/23		200	194
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		1,674	1,707
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		1,825	1,900
Service Corp. International 5.375% 1/15/22		815	856
Team Health, Inc. 7.25% 12/15/23 (b)		3,185	3,472
Tenet Healthcare Corp.:
4.375% 10/1/21		3,350	3,342
5% 3/1/19		2,540	2,445
6.75% 2/1/20		1,800	1,800
6.75% 6/15/23		3,665	3,528
8.125% 4/1/22		7,570	7,816
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,510	8,482
5.5% 3/1/23 (b)		4,720	3,894
5.625% 12/1/21 (b)		1,395	1,191
5.875% 5/15/23 (b)		14,395	11,984
6.125% 4/15/25 (b)		7,645	6,345
7.25% 7/15/22 (b)		315	281
7.5% 7/15/21 (b)		8,420	7,831
Vizient, Inc. 10.375% 3/1/24 (b)		2,275	2,565
VPI Escrow Corp. 6.375% 10/15/20 (b)		2,380	2,148
			127,079
Homebuilders/Real Estate - 0.6%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		1,260	1,109
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		1,290	1,277
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		470	454
6.5% 12/15/20 (b)		1,840	1,877
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		680	690
6.125% 4/1/25 (b)		680	694
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,150	2,215
William Lyon Homes, Inc. 7% 8/15/22		1,860	1,879
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		2,215	2,082
			12,277
Hotels - 0.1%
Playa Resorts Holding BV 8% 8/15/20 (b)		825	838
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		5,335	5,315
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		2,765	2,772
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)		1,220	1,177
HUB International Ltd. 9.25% 2/15/21 (b)		1,045	1,102
			10,366
Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		895	704
Metals/Mining - 0.8%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		1,770	7
Bluescope Steel Ltd./Bluescope Steel Finance:
6.5% 5/15/21 (b)		650	684
7.125% 5/1/18 (b)		179	184
CONSOL Energy, Inc. 8% 4/1/23		7,000	6,720
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		1,200	1,308
Peabody Energy Corp.:
6.25% 11/15/21 (d)		3,100	488
10% 3/15/22 (b)(d)		2,120	321
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		655	603
Teck Resources Ltd.:
8% 6/1/21 (b)		1,350	1,441
8.5% 6/1/24 (b)		3,675	3,997
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)		2,360	0
			15,753
Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21 (b)(e)		2,710	2,696
Publishing/Printing - 1.4%
Cengage Learning, Inc. 9.5% 6/15/24 (b)		4,000	4,185
Cenveo Corp. 6% 8/1/19 (b)		1,290	1,122
Clear Channel International BV 8.75% 12/15/20 (b)		1,145	1,205
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		4,385	4,604
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		15,424	15,540
			26,656
Restaurants - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22 (b)		1,820	1,875
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		5,680	5,936
5.25% 6/1/26 (b)		4,430	4,687
Landry's Acquisition Co. 9.375% 5/1/20 (b)		4,040	4,252
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)		4,205	4,284
			21,034
Services - 4.4%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		6,170	5,646
APX Group, Inc.:
6.375% 12/1/19		5,990	6,140
7.875% 12/1/22 (b)		9,650	10,157
8.75% 12/1/20		24,673	23,439
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,195	3,327
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		815	750
Everi Payments, Inc. 10% 1/15/22		870	779
FTI Consulting, Inc. 6% 11/15/22		2,450	2,579
Garda World Security Corp.:
7.25% 11/15/21 (b)		6,820	5,865
7.25% 11/15/21 (b)		920	791
Hertz Corp.:
5.875% 10/15/20		990	1,022
6.25% 10/15/22		1,315	1,381
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,095	1,425
Laureate Education, Inc. 10% 9/1/19 (b)		16,420	14,737
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		600	585
The GEO Group, Inc. 6% 4/15/26		805	826
TMS International Corp. 7.625% 10/15/21 (b)		420	302
United Rentals North America, Inc. 5.5% 7/15/25		1,500	1,542
Western Digital Corp. 10.5% 4/1/24 (b)		3,040	3,424
			84,717
Super Retail - 0.6%
JC Penney Corp., Inc.:
5.65% 6/1/20		2,375	2,283
5.75% 2/15/18		703	719
7.4% 4/1/37		775	636
8.125% 10/1/19		3,785	3,955
L Brands, Inc. 6.875% 11/1/35		2,450	2,598
Sonic Automotive, Inc.:
5% 5/15/23		315	311
7% 7/15/22		1,390	1,463
			11,965
Technology - 3.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		950	1,037
ADT Corp. 6.25% 10/15/21		1,895	2,068
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		8,330	9,371
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		6,155	5,016
BMC Software, Inc. 7.25% 6/1/18		2,175	2,066
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)		1,390	1,175
CDW LLC/CDW Finance Corp. 6% 8/15/22		1,190	1,270
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		1,930	2,017
7.125% 6/15/24 (b)		1,880	2,023
Lucent Technologies, Inc.:
6.45% 3/15/29		6,539	6,948
6.5% 1/15/28		5,415	5,686
Micron Technology, Inc.:
5.25% 1/15/24 (b)		3,480	3,123
5.5% 2/1/25		2,310	2,073
5.875% 2/15/22		1,520	1,467
Parametric Technology Corp. 6% 5/15/24		650	692
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		2,200	2,272
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24(b)		3,365	3,632
VeriSign, Inc. 4.625% 5/1/23		910	936
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		5,300	5,519
13.375% 10/15/19		1,137	1,205
			59,596
Telecommunications - 10.3%
Altice Financing SA:
6.5% 1/15/22 (b)		895	922
6.625% 2/15/23 (b)		3,965	3,972
7.5% 5/15/26 (b)		4,005	4,045
Altice Finco SA 8.125% 1/15/24 (b)		540	547
Broadview Networks Holdings, Inc. 10.5% 11/15/17		2,915	2,521
Citizens Communications Co. 7.875% 1/15/27		4,949	4,332
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (b)		2,790	2,905
Columbus International, Inc. 7.375% 3/30/21 (b)		6,245	6,665
Digicel Group Ltd. 6% 4/15/21 (b)		4,580	4,254
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		3,815	3,691
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,375	2,369
Frontier Communications Corp.:
8.875% 9/15/20		1,165	1,252
10.5% 9/15/22		1,915	2,068
GCI, Inc. 6.875% 4/15/25		2,080	2,158
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,840	2,515
7.5% 4/1/21		5,730	4,068
8% 2/15/24 (b)		16,005	15,285
Intelsat Luxembourg SA:
7.75% 6/1/21		6,204	1,427
8.125% 6/1/23		3,585	834
Level 3 Financing, Inc. 6.125% 1/15/21		2,395	2,494
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,990	2,144
10.125% 1/15/23 (b)		9,815	11,250
10.875% 10/15/25 (b)		6,045	7,073
Numericable Group SA:
6% 5/15/22 (b)		10,358	10,099
6.25% 5/15/24 (b)		1,150	1,103
7.375% 5/1/26 (b)		6,930	6,921
Sable International Finance Ltd. 6.875% 8/1/22 (b)		3,985	4,085
Sprint Capital Corp.:
6.875% 11/15/28		5,490	4,708
6.9% 5/1/19		4,761	4,707
8.75% 3/15/32		5,170	4,821
Sprint Communications, Inc.:
6% 12/1/16		3,939	3,973
6% 11/15/22		15,759	13,519
9% 11/15/18 (b)		5,500	5,961
Sprint Corp.:
7.125% 6/15/24		7,345	6,492
7.25% 9/15/21		270	252
7.625% 2/15/25		825	736
7.875% 9/15/23		10,105	9,227
T-Mobile U.S.A., Inc.:
6% 4/15/24		3,290	3,511
6.25% 4/1/21		1,335	1,397
6.464% 4/28/19		705	718
6.5% 1/15/24		2,500	2,675
6.5% 1/15/26		3,290	3,563
6.542% 4/28/20		2,465	2,545
6.625% 4/1/23		4,925	5,286
6.633% 4/28/21		2,225	2,339
6.731% 4/28/22		1,645	1,723
6.836% 4/28/23		480	512
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		2,965	2,952
7.375% 4/23/21 (b)		615	612
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		3,795	3,947
			197,175
Transportation Ex Air/Rail - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,425	1,097
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		5,250	2,553
8.125% 2/15/19		1,404	667
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		1,215	832
Teekay Corp.:
8.5% 1/15/20 (b)		2,210	1,856
8.5% 1/15/20		195	168
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		731	771
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		1,240	236
			8,180
Utilities - 5.5%
Calpine Corp.:
5.375% 1/15/23		2,615	2,608
5.75% 1/15/25		1,120	1,119
7.875% 1/15/23 (b)		3,021	3,195
Dynegy, Inc.:
5.875% 6/1/23		705	635
6.75% 11/1/19		1,855	1,890
7.375% 11/1/22		9,940	9,741
7.625% 11/1/24		11,575	11,228
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		11,804	14,017
12.25% 3/1/22 (b)(d)		21,847	26,244
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		535	457
7% 6/15/23		2,200	1,865
InterGen NV 7% 6/30/23 (b)		12,534	9,996
NRG Energy, Inc.:
6.625% 3/15/23		7,020	7,076
7.25% 5/15/26 (b)		870	893
PPL Energy Supply LLC 6.5% 6/1/25		1,700	1,496
RJS Power Holdings LLC 4.625% 7/15/19 (b)		3,830	3,629
TXU Corp.:
5.55% 11/15/14 (d)		7,757	3,956
6.5% 11/15/24 (d)		4,961	2,530
6.55% 11/15/34 (d)		4,295	2,233
			104,808

TOTAL NONCONVERTIBLE BONDS			1,373,975

TOTAL CORPORATE BONDS
(Cost $1,412,082)			1,374,161
		Shares	Value (000s)

Common Stocks - 15.1%
Air Transportation - 0.2%
Delta Air Lines, Inc.		100,000	3,875
Automotive & Auto Parts - 0.7%
Chassix Holdings, Inc.		29,835	983
General Motors Co.		179,161	5,651
General Motors Co. warrants 7/10/19 (f)		11,706	159
Motors Liquidation Co. GUC Trust (f)		39,254	434
Tenneco, Inc. (f)		100,000	5,652

TOTAL AUTOMOTIVE & AUTO PARTS			12,879

Banks & Thrifts - 1.1%
Bank of America Corp.		389,800	5,648
CIT Group, Inc.		112,700	3,895
Citigroup, Inc.		116,564	5,107
JPMorgan Chase & Co.		100,000	6,397
Washington Mutual, Inc. (f)		505,500	0
WMI Holdings Corp. (f)(g)		17,605	43

TOTAL BANKS & THRIFTS			21,090

Broadcasting - 0.6%
AMC Networks, Inc. Class A (f)		76,200	4,218
Cumulus Media, Inc. Class A (f)(g)		550,600	211
Gray Television, Inc. (f)		494,070	4,891
Sinclair Broadcast Group, Inc. Class A		100,000	2,782

TOTAL BROADCASTING			12,102

Cable/Satellite TV - 0.1%
Charter Communications, Inc. Class A (f)		10,848	2,548
Capital Goods - 0.6%
AECOM (f)		300,000	10,647
Chemicals - 0.4%
LyondellBasell Industries NV Class A		95,795	7,210
Consumer Products - 0.2%
Whirlpool Corp.		15,000	2,885
Containers - 0.4%
Graphic Packaging Holding Co.		617,874	8,428
Diversified Financial Services - 1.0%
AerCap Holdings NV (f)		114,200	4,169
Navient Corp.		534,100	7,584
The Blackstone Group LP		250,000	6,710

TOTAL DIVERSIFIED FINANCIAL SERVICES			18,463

Diversified Media - 0.1%
MDC Partners, Inc. Class A		205,126	2,617
Energy - 0.3%
Dril-Quip, Inc. (f)		92,600	5,040
Ovation Acquisition I LLC (h)		583,372	6
Southwestern Energy Co. (f)		6,851	100
The Williams Companies, Inc.		48,200	1,155

TOTAL ENERGY			6,301

Food/Beverage/Tobacco - 0.7%
Darling International, Inc. (f)		450,000	7,101
Monster Beverage Corp. (f)		35,000	5,622

TOTAL FOOD/BEVERAGE/TOBACCO			12,723

Gaming - 0.4%
Red Rock Resorts, Inc.		357,285	7,810
Healthcare - 1.8%
Boston Scientific Corp. (f)		319,900	7,767
Community Health Systems, Inc. (f)		116,800	1,492
Endo International PLC (f)		141,100	2,449
HCA Holdings, Inc. (f)		143,200	11,045
Jazz Pharmaceuticals PLC (f)		42,500	6,416
Legend Acquisition, Inc. (f)		18,796	244
Legend Acquisition, Inc.:
Class A warrants (f)		28,063	0
Class B warrants (f)		37,006	0
Quorum Health Corp. (f)		29,200	318
Universal Health Services, Inc. Class B		30,840	3,995

TOTAL HEALTHCARE			33,726

Homebuilders/Real Estate - 0.5%
Lennar Corp. Class A		200,000	9,360
Hotels - 0.1%
Extended Stay America, Inc. unit		194,400	2,753
Metals/Mining - 0.1%
AngloGold Ashanti Ltd. sponsored ADR (f)		87,174	1,910
Warrior Met Coal LLC Class A (h)		1,222	98

TOTAL METALS/MINING			2,008

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (f)(h)		4,323	18
Services - 1.5%
ARAMARK Holdings Corp.		196,000	7,027
Avis Budget Group, Inc. (f)		136,600	5,017
HD Supply Holdings, Inc. (f)		150,000	5,429
KAR Auction Services, Inc.		122,600	5,244
United Rentals, Inc. (f)		80,000	6,374
WP Rocket Holdings, Inc. (f)(h)		8,700,771	522

TOTAL SERVICES			29,613

Super Retail - 0.0%
Arena Brands Holding Corp. Class B (f)(h)		42,253	85
Technology - 3.5%
Alphabet, Inc. Class A		15,000	11,870
CDW Corp.		300,000	12,879
Cypress Semiconductor Corp.		27,565	321
Facebook, Inc. Class A (f)		34,294	4,250
NXP Semiconductors NV (f)		113,322	9,529
Qorvo, Inc. (f)		248,600	15,719
Skyworks Solutions, Inc.		175,000	11,554

TOTAL TECHNOLOGY			66,122

Telecommunications - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (f)		32,200	2,656
Broadview Networks Holdings, Inc. (f)		189,475	189
Pendrell Corp. (f)		37,472	25
SBA Communications Corp. Class A (f)		66,400	7,636

TOTAL TELECOMMUNICATIONS			10,506

Utilities - 0.3%
Dynegy, Inc. (f)		178,500	2,701
NRG Yield, Inc. Class C		187,100	3,357

TOTAL UTILITIES			6,058

TOTAL COMMON STOCKS
(Cost $270,790)			289,827

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.3%
Energy - 0.1%
Southwestern Energy Co. Series B 6.25%		46,100	1,537
Healthcare - 1.0%
Allergan PLC 5.50%		13,500	12,101
Teva Pharmaceutical Industries Ltd. 7%		6,650	5,889
			17,990
Utilities - 0.2%
Dynegy, Inc. 7.00% (f)		45,600	4,448

TOTAL CONVERTIBLE PREFERRED STOCKS			23,975

Nonconvertible Preferred Stocks - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%		249,413	6,340
TOTAL PREFERRED STOCKS
(Cost $31,625)			30,315
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 3.5%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		380	375
Broadcasting - 0.1%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (c)		3,113	2,205
Cable/Satellite TV - 0.0%
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 7.75% 7/7/23 (c)		765	725
Energy - 0.3%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (c)		1,610	795
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		1,055	953
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		809	816
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,537	2,575
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		395	387
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		571	153

TOTAL ENERGY			5,679

Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (f)	CAD	465	356
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (c)		1,080	1,087
Gaming - 1.0%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		12,952	12,635
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		7,850	7,477

TOTAL GAMING			20,112

Healthcare - 0.5%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		2,279	2,269
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		2,935	2,920
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		3,578	3,543

TOTAL HEALTHCARE			8,732

Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		905	908
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 0% 11/8/14 (d)		8,620	0
Services - 0.1%
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21(c)		1,303	1,277
Super Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (c)		744	742
Technology - 0.6%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)		934	954
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		1,002	993
Tranche 2LN, term loan 8% 4/9/22 (c)		9,065	8,782

TOTAL TECHNOLOGY			10,729

Telecommunications - 0.4%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		7,215	6,832
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		63	63

TOTAL TELECOMMUNICATIONS			6,895

Utilities - 0.4%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		7,919	7,929
TOTAL BANK LOAN OBLIGATIONS
(Cost $78,300)			67,751

Preferred Securities - 3.6%
Banks & Thrifts - 3.6%
Bank of America Corp.:
5.2% (c)(i)		2,745	2,721
6.1% (c)(i)		2,590	2,767
Barclays Bank PLC 7.625% 11/21/22		11,090	12,562
Citigroup, Inc. 5.35% (c)(i)		24,830	24,603
Credit Agricole SA:
6.625% (b)(c)(i)		7,040	6,759
7.875% (b)(c)(i)		2,365	2,361
8.125% (b)(c)(i)		3,745	3,974
Goldman Sachs Group, Inc. 5.375% (c)(i)		4,045	4,156
JPMorgan Chase & Co. 5.15% (c)(i)		6,875	6,963
Royal Bank of Scotland Group PLC 8% (c)(i)		1,515	1,516
TOTAL PREFERRED SECURITIES
(Cost $68,205)			68,382
		Shares	Value (000s)

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.42% (j)		40,197,247	40,197
Fidelity Securities Lending Cash Central Fund, 0.45% (j)(k)		53,100	53
TOTAL MONEY MARKET FUNDS
(Cost $40,250)			40,250
TOTAL INVESTMENT PORTFOLIO - 97.8%
(Cost $1,901,252)			1,870,686
NET OTHER ASSETS (LIABILITIES) - 2.2%			41,188
NET ASSETS - 100%			$1,911,874

Currency Abbreviations

CAD – Canadian dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $658,641,000 or 34.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $729,000 or 0.0% of net assets.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$8
Ovation Acquisition I LLC	12/23/15	$6
Warrior Met Coal LLC Class A	9/19/13 - 5/28/14	$2,401
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,521

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$157
Fidelity Securities Lending Cash Central Fund	60
Total	$217

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$59,650	$50,754	$7,828	$1,068
Consumer Staples	12,729	12,723	--	6
Energy	7,930	7,832	--	98
Financials	42,158	42,158	--	--
Health Care	51,716	45,583	5,889	244
Industrials	41,302	40,780	--	522
Information Technology	68,778	68,778	--	--
Materials	17,548	17,548	--	--
Telecommunication Services	7,825	7,825	--	--
Utilities	10,506	10,506	--	--
Corporate Bonds	1,374,161	--	1,374,136	25
Bank Loan Obligations	67,751	--	67,020	731
Preferred Securities	68,382	--	68,382	--
Money Market Funds	40,250	40,250	--	--
Total Investments in Securities:	$1,870,686	$344,737	$1,523,255	$2,694

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,892,040,000. Net unrealized depreciation aggregated $21,354,000, of which $130,659,000 related to appreciated investment securities and $152,013,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Fund

July 31, 2016

AHI-QTLY-0916
1.804861.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
	Principal Amount	Value
Aerospace - 0.4%
Orbital ATK, Inc. 5.5% 10/1/23	$1,070,000	$1,134,200
TransDigm, Inc.:
6% 7/15/22	270,000	278,645
6.375% 6/15/26 (a)	865,000	888,788
6.5% 5/15/25	705,000	736,725

TOTAL AEROSPACE		3,038,358

Air Transportation - 2.9%
Air Canada:
6.625% 5/15/18 (a)	3,205,000	3,273,106
7.75% 4/15/21 (a)	615,000	642,675
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,635,000	1,567,556
Allegiant Travel Co. 5.5% 7/15/19	1,260,000	1,319,850
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,355,000	1,334,675
5.5% 10/1/19 (a)	2,775,000	2,830,500
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	261,502	271,962
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	810,295	899,427
6.125% 4/29/18	345,000	363,113
6.25% 10/11/21	1,583,268	1,698,055
9.25% 5/10/17	672,231	706,683
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	885,940	1,017,768
U.S. Airways Group, Inc. 6.125% 6/1/18	1,180,000	1,221,300
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,275,913
Series 2013-1 Class B, 5.375% 5/15/23	407,996	417,176
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	755,539	792,371
9.75% 1/15/17	391,708	403,460
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,786,513
6.375% 6/1/18	185,000	194,250

TOTAL AIR TRANSPORTATION		24,016,353

Automotive & Auto Parts - 0.7%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,175,000	1,079,531
Tenneco, Inc. 5% 7/15/26	665,000	679,963
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,960,000	2,065,350
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,805,000	1,886,225

TOTAL AUTOMOTIVE & AUTO PARTS		5,711,069

Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.25% 4/15/21	1,440,000	1,470,600
Broadcasting - 1.7%
AMC Networks, Inc. 5% 4/1/24	1,150,000	1,170,125
Clear Channel Communications, Inc.:
5.5% 12/15/16	8,335,000	8,001,600
9% 12/15/19	285,000	229,334
10% 1/15/18	2,660,000	1,702,400
iHeartCommunications, Inc. 10.625% 3/15/23	895,000	682,438
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	900,000	917,442
Univision Communications, Inc. 5.125% 2/15/25 (a)	1,425,000	1,465,969

TOTAL BROADCASTING		14,169,308

Building Materials - 1.5%
Beacon Roofing Supply, Inc. 6.375% 10/1/23	545,000	585,875
Building Materials Corp. of America:
5.375% 11/15/24 (a)	1,955,000	2,050,306
6% 10/15/25 (a)	1,700,000	1,840,250
Building Materials Holding Corp. 9% 9/15/18 (a)	995,000	1,034,800
CEMEX Finance LLC 6% 4/1/24 (a)	1,145,000	1,173,625
CEMEX S.A.B. de CV 7.75% 4/16/26 (a)	1,330,000	1,476,300
Eagle Materials, Inc. 4.5% 8/1/26	1,010,000	1,026,413
Masco Corp. 3.5% 4/1/21	745,000	773,891
Standard Industries, Inc. 5.125% 2/15/21 (a)	1,940,000	2,027,300
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	440,000	451,150

TOTAL BUILDING MATERIALS		12,439,910

Cable/Satellite TV - 4.1%
Altice SA 7.75% 5/15/22 (a)	8,922,000	9,050,477
Altice U.S. Finance SA 5.5% 5/15/26 (a)	1,945,000	2,013,075
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	555,000	574,078
5.125% 5/1/23 (a)	2,800,000	2,894,500
5.5% 5/1/26 (a)	2,385,000	2,489,344
5.75% 2/15/26 (a)	1,450,000	1,529,750
5.875% 4/1/24 (a)	1,945,000	2,076,288
5.875% 5/1/27 (a)	820,000	865,100
CSC Holdings LLC 6.75% 11/15/21	3,355,000	3,564,688
DISH DBS Corp. 7.75% 7/1/26 (a)	1,490,000	1,544,944
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	1,465,000	1,534,588
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,179,900
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	595,000	603,925
5.5% 8/15/26 (a)	2,095,000	2,108,094
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (a)(b)	223,865	223,865
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,210,000	1,200,925

TOTAL CABLE/SATELLITE TV		33,453,541

Capital Goods - 0.7%
General Cable Corp. 5.75% 10/1/22 (b)	1,555,000	1,461,700
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,615,000	3,899,681

TOTAL CAPITAL GOODS		5,361,381

Chemicals - 0.8%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,100,000	1,666,875
LSB Industries, Inc. 7.75% 8/1/19	1,085,000	1,118,906
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,910,000	3,966,226

TOTAL CHEMICALS		6,752,007

Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	1,645,000	1,679,923
Containers - 1.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	2,037,853	2,077,506
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (a)(b)	2,450,000	2,471,438
3.8896% 5/15/21 (a)(b)	1,475,000	1,491,594
4.625% 5/15/23 (a)	2,450,000	2,465,313
7% 11/15/20 (a)	903,529	908,047
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.1271% 7/15/21 (a)(b)	990,000	997,425
5.125% 7/15/23 (a)(c)	2,030,000	2,093,438
5.75% 10/15/20	3,455,000	3,567,288

TOTAL CONTAINERS		16,072,049

Diversified Financial Services - 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,925,000	2,015,822
4.25% 7/1/20	1,585,000	1,666,231
4.625% 7/1/22	1,410,000	1,514,453
Aircastle Ltd. 5% 4/1/23	490,000	513,912
FLY Leasing Ltd.:
6.375% 10/15/21	1,870,000	1,865,325
6.75% 12/15/20	2,710,000	2,764,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,090,000	1,081,825
5.875% 2/1/22	3,835,000	3,662,425
6% 8/1/20	4,120,000	4,109,700
ILFC E-Capital Trust I 3.98% 12/21/65 (a)(b)	2,555,000	2,059,969
ILFC E-Capital Trust II 4.23% 12/21/65 (a)(b)	4,420,000	3,580,200
MSCI, Inc. 5.25% 11/15/24 (a)	1,855,000	1,966,300
Navient Corp.:
5% 10/26/20	190,000	185,250
5.875% 3/25/21	1,135,000	1,123,650
5.875% 10/25/24	635,000	585,788
6.625% 7/26/21	685,000	691,850
SLM Corp.:
4.875% 6/17/19	4,765,000	4,788,825
5.5% 1/15/19	1,100,000	1,130,250
5.5% 1/25/23	550,000	510,125
Springleaf Financial Corp. 7.75% 10/1/21	1,270,000	1,260,475

TOTAL DIVERSIFIED FINANCIAL SERVICES		37,076,575

Diversified Media - 0.4%
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,290,000	2,215,575
WMG Acquisition Corp. 6.75% 4/15/22 (a)	1,407,000	1,477,350

TOTAL DIVERSIFIED MEDIA		3,692,925

Energy - 11.9%
Antero Resources Corp.:
5.125% 12/1/22	2,685,000	2,503,763
5.625% 6/1/23 (Reg. S)	690,000	652,913
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	488,325
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	1,035,000	1,081,575
Chesapeake Energy Corp.:
4.875% 4/15/22	1,200,000	756,000
6.125% 2/15/21	1,705,000	1,176,450
6.875% 11/15/20	860,000	632,100
8% 12/15/22 (a)	2,835,000	2,466,450
Citgo Holding, Inc. 10.75% 2/15/20 (a)	685,000	676,438
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,620,000	1,563,300
Concho Resources, Inc. 5.5% 4/1/23	615,000	607,313
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,440,000	2,074,000
Denbury Resources, Inc.:
4.625% 7/15/23	1,760,000	1,091,200
5.5% 5/1/22	1,750,000	1,111,250
6.375% 8/15/21	1,555,000	1,034,075
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	5,680,000	5,594,800
Energy Transfer Equity LP:
5.5% 6/1/27	1,150,000	1,117,685
5.875% 1/15/24	1,725,000	1,730,330
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	1,505,000	752,500
9.375% 5/1/20	3,940,000	2,245,800
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,541,488
6% 10/1/22	965,000	868,500
Forbes Energy Services Ltd. 9% 6/15/19 (d)	2,510,000	991,450
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,422,063
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,425,000	2,443,188
Halcon Resources Corp. 8.625% 2/1/20 (a)	2,570,000	2,364,400
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	925,000	860,250
5.75% 10/1/25 (a)	1,110,000	1,048,950
Hornbeck Offshore Services, Inc.:
5% 3/1/21	601,000	377,128
5.875% 4/1/20	800,000	526,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,220,000	2,247,750
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	155,000	160,813
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,330,000	2,330,000
Pride International, Inc. 6.875% 8/15/20	1,700,000	1,611,813
Rice Energy, Inc.:
6.25% 5/1/22	7,210,000	7,029,750
7.25% 5/1/23	3,595,000	3,603,988
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	2,320,000	2,395,400
5.625% 3/1/25	4,285,000	4,374,728
5.75% 5/15/24	3,025,000	3,100,625
5.875% 6/30/26 (a)	1,490,000	1,529,113
6.25% 3/15/22	1,060,000	1,109,025
SM Energy Co. 6.5% 11/15/21	1,320,000	1,155,000
Southwestern Energy Co. 5.8% 1/23/20 (b)	1,145,000	1,116,375
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,680,000	1,701,000
6.25% 4/15/21 (a)	1,255,000	1,280,100
6.375% 4/1/23 (a)	525,000	534,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,130,000	1,125,763
5% 1/15/18	2,195,000	2,211,463
5.25% 5/1/23	265,000	259,038
6.75% 3/15/24 (a)	2,005,000	2,090,213
Teine Energy Ltd. 6.875% 9/30/22 (a)	2,745,000	2,717,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	545,000	566,855
6.25% 10/15/22	505,000	525,200
The Williams Companies, Inc.:
3.7% 1/15/23	1,440,000	1,314,000
4.55% 6/24/24	1,920,000	1,828,800
Transocean, Inc. 6.8% 3/15/38	875,000	516,250
Weatherford International Ltd.:
7.75% 6/15/21	1,110,000	1,048,604
8.25% 6/15/23	1,490,000	1,389,425
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,070,000	1,061,975
Whiting Petroleum Corp. 6.5% 10/1/18	625,000	570,313
WPX Energy, Inc.:
5.25% 9/15/24	1,265,000	1,081,575
6% 1/15/22	970,000	877,850
7.5% 8/1/20	1,010,000	994,850

TOTAL ENERGY		98,259,076

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	1,530,255	922,510
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,403,000	3,360,463
Food & Drug Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	865,000	919,063
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	345,000	352,331
Tesco PLC 6.15% 11/15/37 (a)	2,335,000	2,261,144
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	1,120,000	974,400

TOTAL FOOD & DRUG RETAIL		4,506,938

Food/Beverage/Tobacco - 3.8%
ESAL GmbH 6.25% 2/5/23 (a)	8,775,000	8,599,500
JBS Investments GmbH:
7.25% 4/3/24 (a)	530,000	546,165
7.75% 10/28/20 (a)	2,200,000	2,332,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	1,530,000	1,522,350
7.25% 6/1/21 (a)	1,850,000	1,910,125
8.25% 2/1/20 (a)	4,220,000	4,378,250
Minerva Luxembourg SA 7.75% 1/31/23 (a)	6,140,000	6,477,700
U.S. Foods, Inc. 5.875% 6/15/24 (a)	920,000	961,400
Vector Group Ltd. 7.75% 2/15/21	4,415,000	4,619,194

TOTAL FOOD/BEVERAGE/TOBACCO		31,346,684

Gaming - 3.0%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,080,000	1,124,550
5.375% 4/15/26	340,000	362,525
MCE Finance Ltd. 5% 2/15/21 (a)	7,375,000	7,449,679
Scientific Games Corp.:
6.625% 5/15/21	6,355,000	4,289,625
7% 1/1/22 (a)	970,000	1,008,800
10% 12/1/22	1,720,000	1,528,650
Wynn Macau Ltd. 5.25% 10/15/21 (a)	8,970,000	8,992,425

TOTAL GAMING		24,756,254

Healthcare - 6.4%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	540,000	522,990
Centene Corp. 4.75% 5/15/22	1,975,000	2,034,250
Community Health Systems, Inc.:
6.875% 2/1/22	1,875,000	1,612,500
7.125% 7/15/20	3,255,000	2,960,032
HCA Holdings, Inc.:
5% 3/15/24	1,375,000	1,443,750
5.25% 6/15/26	2,175,000	2,305,500
5.875% 2/15/26	2,730,000	2,921,100
HealthSouth Corp.:
5.125% 3/15/23	1,535,000	1,542,675
5.75% 9/15/25	3,030,000	3,128,839
Horizon Pharma PLC 6.625% 5/1/23	1,455,000	1,411,350
Kindred Healthcare, Inc.:
8% 1/15/20	2,845,000	2,909,013
8.75% 1/15/23	805,000	811,038
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	330,000	304,425
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	330,000	346,913
6.375% 3/1/24	895,000	975,550
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	765,000	796,549
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	815,000	849,638
Teleflex, Inc. 4.875% 6/1/26	625,000	639,063
Tenet Healthcare Corp.:
5% 3/1/19	1,245,000	1,198,313
6.75% 6/15/23	2,940,000	2,829,750
8.125% 4/1/22	5,895,000	6,086,588
Universal Health Services, Inc. 4.75% 8/1/22 (a)	1,280,000	1,318,400
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	3,710,000	3,308,856
5.625% 12/1/21 (a)	1,280,000	1,092,800
5.875% 5/15/23 (a)	5,000,000	4,162,500
6.125% 4/15/25 (a)	1,485,000	1,232,550
6.75% 8/15/18 (a)	1,645,000	1,624,438
VPI Escrow Corp. 6.375% 10/15/20 (a)	2,645,000	2,387,113

TOTAL HEALTHCARE		52,756,483

Homebuilders/Real Estate - 2.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	10,000	9,900
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	50,000	48,250
CalAtlantic Group, Inc.:
5.25% 6/1/26	1,810,000	1,828,100
5.875% 11/15/24	640,000	683,200
CBRE Group, Inc. 5% 3/15/23	2,530,000	2,646,021
Howard Hughes Corp. 6.875% 10/1/21 (a)	1,725,000	1,789,688
Lennar Corp. 4.75% 4/1/21	1,910,000	2,010,275
M/I Homes, Inc. 6.75% 1/15/21	1,850,000	1,905,500
Meritage Homes Corp. 6% 6/1/25	990,000	1,031,461
PulteGroup, Inc.:
4.25% 3/1/21	1,545,000	1,597,144
5% 1/15/27	1,035,000	1,033,706
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,075,000	1,093,813
5.875% 4/15/23 (a)	760,000	782,800
TRI Pointe Homes, Inc. 5.875% 6/15/24	400,000	412,000
VEREIT Operating Partnership LP:
4.125% 6/1/21	690,000	717,600
4.875% 6/1/26	690,000	724,500
William Lyon Homes, Inc.:
5.75% 4/15/19	1,280,000	1,286,400
7% 8/15/22	2,865,000	2,893,650

TOTAL HOMEBUILDERS/REAL ESTATE		22,494,008

Hotels - 0.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	1,560,000	1,552,200
Insurance - 0.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	1,763,000	1,756,389
Leisure - 0.8%
24 Hour Holdings III LLC 8% 6/1/22 (a)	3,435,000	2,700,769
NCL Corp. Ltd. 4.625% 11/15/20 (a)	2,115,000	2,136,150
Speedway Motorsports, Inc. 5.125% 2/1/23	1,695,000	1,733,138

TOTAL LEISURE		6,570,057

Metals/Mining - 1.5%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,790,000	2,385,450
3.875% 3/15/23	3,015,000	2,593,051
4.55% 11/14/24	1,270,000	1,089,025
Lundin Mining Corp.:
7.5% 11/1/20 (a)	390,000	411,528
7.875% 11/1/22 (a)	2,540,000	2,720,594
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	1,555,000	1,544,302
Teck Resources Ltd.:
8% 6/1/21 (a)	575,000	613,813
8.5% 6/1/24 (a)	575,000	625,313

TOTAL METALS/MINING		11,983,076

Paper - 0.2%
Xerium Technologies, Inc.:
8.875% 6/15/18	835,000	856,710
9.5% 8/15/21 (a)(c)	1,010,000	1,004,950

TOTAL PAPER		1,861,660

Publishing/Printing - 0.9%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	680,000	714,000
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	5,985,000	6,029,888
R.R. Donnelley & Sons Co. 7% 2/15/22	375,000	380,625

TOTAL PUBLISHING/PRINTING		7,124,513

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	700,000	731,500
5.25% 6/1/26 (a)	700,000	740,684

TOTAL RESTAURANTS		1,472,184

Services - 4.0%
ADT Corp. 5.25% 3/15/20	1,210,000	1,306,800
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	500,000	457,500
APX Group, Inc.:
6.375% 12/1/19	10,940,000	11,213,465
7.875% 12/1/22 (a)	2,030,000	2,136,575
8.75% 12/1/20	9,085,000	8,630,750
Aramark Services, Inc.:
4.75% 6/1/26 (a)	980,000	989,800
5.125% 1/15/24 (a)	980,000	1,011,850
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	265,000	243,800
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	1,400,000	1,393,000
Garda World Security Corp.:
7.25% 11/15/21 (a)	170,000	146,200
7.25% 11/15/21 (a)	390,000	335,400
Hertz Corp. 6.25% 10/15/22	610,000	640,500
United Rentals North America, Inc.:
4.625% 7/15/23	1,910,000	1,948,200
5.5% 7/15/25	1,055,000	1,084,551
5.875% 9/15/26	1,465,000	1,521,769

TOTAL SERVICES		33,060,160

Steel - 0.4%
Steel Dynamics, Inc. 5.125% 10/1/21	3,155,000	3,281,200
Super Retail - 2.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	2,920,000	3,051,400
JC Penney Corp., Inc.:
5.65% 6/1/20	11,061,000	10,632,386
5.875% 7/1/23 (a)	570,000	584,307
7.4% 4/1/37	4,390,000	3,599,800
8.125% 10/1/19	590,000	616,550
L Brands, Inc.:
6.75% 7/1/36	1,500,000	1,572,195
6.875% 11/1/35	935,000	991,568
Netflix, Inc. 5.875% 2/15/25	735,000	786,450
Sally Holdings LLC 5.625% 12/1/25	745,000	800,875

TOTAL SUPER RETAIL		22,635,531

Technology - 7.2%
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	5,495,000	6,181,875
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,135,000	1,100,950
Lucent Technologies, Inc.:
6.45% 3/15/29	10,190,000	10,826,875
6.5% 1/15/28	3,290,000	3,454,500
Micron Technology, Inc.:
5.25% 8/1/23 (a)	540,000	483,300
5.25% 1/15/24 (a)	355,000	318,613
5.5% 2/1/25	735,000	659,663
5.625% 1/15/26 (a)	1,140,000	1,011,750
Microsemi Corp. 9.125% 4/15/23 (a)	670,000	760,450
NCR Corp.:
4.625% 2/15/21	580,000	584,350
5% 7/15/22	2,070,000	2,075,175
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	3,550,000	3,638,750
6% 7/1/24 (a)	1,995,000	2,064,825
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (a)	4,930,000	5,077,900
4.625% 6/1/23 (a)	965,000	999,383
Open Text Corp. 5.875% 6/1/26 (a)	2,620,000	2,723,202
Qorvo, Inc.:
6.75% 12/1/23 (a)	2,735,000	2,940,125
7% 12/1/25 (a)	3,105,000	3,365,044
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	1,540,000	1,590,050
Sensata Technologies BV 5% 10/1/25 (a)	1,385,000	1,419,625
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,305,000	1,411,031
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,455,000	2,649,878
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,250,000	3,384,063
13.375% 10/15/19	422,000	447,320

TOTAL TECHNOLOGY		59,168,697

Telecommunications - 10.4%
Altice Financing SA:
6.5% 1/15/22 (a)	390,000	401,700
6.625% 2/15/23 (a)	2,410,000	2,414,531
7.5% 5/15/26 (a)	4,045,000	4,085,450
Altice Finco SA:
7.625% 2/15/25 (a)	1,380,000	1,338,600
9.875% 12/15/20 (a)	6,195,000	6,628,650
Columbus International, Inc. 7.375% 3/30/21 (a)	9,550,000	10,191,856
Digicel Group Ltd.:
6% 4/15/21 (a)	2,755,000	2,558,706
7% 2/15/20 (a)	200,000	192,980
7.125% 4/1/22 (a)	2,250,000	1,855,575
8.25% 9/30/20 (a)	2,080,000	1,898,000
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,545,000	5,364,788
Hughes Satellite Systems Corp.:
5.25% 8/1/26 (a)	2,060,000	2,054,850
6.625% 8/1/26 (a)	2,060,000	2,044,550
Level 3 Financing, Inc. 5.25% 3/15/26 (a)	1,800,000	1,883,250
Millicom International Cellular SA 6% 3/15/25 (a)	6,795,000	7,009,552
Neptune Finco Corp.:
10.125% 1/15/23 (a)	1,445,000	1,656,331
10.875% 10/15/25 (a)	1,445,000	1,690,650
Numericable Group SA:
6% 5/15/22 (a)	2,475,000	2,413,125
6.25% 5/15/24 (a)	490,000	470,094
Sable International Finance Ltd. 6.875% 8/1/22 (a)	2,030,000	2,080,750
Sprint Capital Corp. 6.875% 11/15/28	9,410,000	8,069,075
Sprint Communications, Inc. 7% 3/1/20 (a)	1,870,000	1,984,538
Sprint Corp.:
7.25% 9/15/21	4,115,000	3,839,830
7.625% 2/15/25	3,170,000	2,829,225
7.875% 9/15/23	2,620,000	2,392,401
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,500,000	1,585,860
6.375% 3/1/25	2,375,000	2,541,250
6.625% 4/1/23	770,000	826,441
6.731% 4/28/22	1,640,000	1,717,900
Telecom Italia Capital SA 6% 9/30/34	1,290,000	1,264,200
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	535,000	559,744

TOTAL TELECOMMUNICATIONS		85,844,452

Transportation Ex Air/Rail - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	1,985,000	1,528,450
Utilities - 5.5%
Calpine Corp. 5.25% 6/1/26 (a)	1,910,000	1,929,100
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,970,000	5,790,900
DPL, Inc. 6.75% 10/1/19	945,000	937,913
Dynegy, Inc.:
6.75% 11/1/19	2,605,000	2,653,844
7.375% 11/1/22	2,435,000	2,386,300
7.625% 11/1/24	5,530,000	5,364,100
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,225,000	1,047,375
7% 6/15/23	3,285,000	2,784,038
NRG Energy, Inc. 6.625% 1/15/27 (a)(c)	1,550,000	1,532,563
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	8,349,819	8,934,306
PPL Energy Supply LLC 6.5% 6/1/25	615,000	541,200
RJS Power Holdings LLC 4.625% 7/15/19 (a)	5,810,000	5,504,975
The AES Corp.:
3.6731% 6/1/19 (b)	304,000	303,240
4.875% 5/15/23	175,000	177,625
6% 5/15/26	1,500,000	1,580,625
7.375% 7/1/21	3,445,000	3,910,075

TOTAL UTILITIES		45,378,179

TOTAL NONCONVERTIBLE BONDS
(Cost $683,748,132)		686,553,163
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Southwestern Energy Co. (e)	6,245	91,052
Healthcare - 0.0%
HealthSouth Corp. warrants 1/17/17 (e)	2,325	7,835
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (e)	1	23,749
TOTAL COMMON STOCKS
(Cost $883,374)		122,636

Convertible Preferred Stocks - 0.4%
Energy - 0.4%
Southwestern Energy Co. Series B 6.25%
(Cost $1,817,294)	102,500	3,418,375
	Principal Amount	Value

Bank Loan Obligations - 7.8%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	960,400	956,558
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 7.2457% 1/30/19 (b)	3,605,000	2,774,732
Building Materials - 0.7%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (b)	2,114,025	2,118,655
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (b)	1,671,525	1,654,810
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,138,838	2,128,143

TOTAL BUILDING MATERIALS		5,901,608

Cable/Satellite TV - 0.9%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,244,375	2,257,841
Numericable LLC:
Tranche B 6LN, term loan 4.7515% 2/10/23 (b)	2,651,675	2,652,789
Tranche B, term loan 5.0015% 1/15/24 (b)	294,263	294,557
UPC Broadband Holding BV term loan 7/29/24 (b)(f)	2,195,000	2,186,769

TOTAL CABLE/SATELLITE TV		7,391,956

Containers - 0.4%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,141,977	1,144,124
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/4/23 (b)	225,000	225,122
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	2,091,000	2,080,545

TOTAL CONTAINERS		3,449,791

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	925,000	814,000
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	232,063	224,713

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,038,713

Energy - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	1,310,296	1,168,352
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	1,331,586	580,904

TOTAL ENERGY		1,749,256

Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	460,000	462,778
Pizza Hut Holdings LLC Tranche B, term loan 3.2321% 6/16/23 (b)	235,000	236,029

TOTAL FOOD & DRUG RETAIL		698,807

Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	323,400	308,039
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	2,167,000	2,164,291

TOTAL GAMING		2,472,330

Healthcare - 0.3%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.75% 10/20/18 (b)	1,195,909	1,181,462
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	1,454,705	1,436,158

TOTAL HEALTHCARE		2,617,620

Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	176,400	171,990
Publishing/Printing - 0.3%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	410,000	411,845
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	2,005,990	1,941,798

TOTAL PUBLISHING/PRINTING		2,353,643

Services - 1.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	2,357,071	2,306,983
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	2,520,375	2,488,240
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	2,812,450	2,780,810
Tranche DD, term loan 4.0038% 11/8/20 (b)	719,464	711,370
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (b)	2,122,196	2,079,752
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,400,321	2,272,312

TOTAL SERVICES		12,639,467

Super Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	1,865,000	1,866,548
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	1,029,786	1,031,166

TOTAL SUPER RETAIL		2,897,714

Technology - 1.1%
Blue Coat Systems, Inc. Tranche B, term loan 6% 5/22/22 (b)	2,545,763	2,544,566
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,324,962	1,312,044
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,198,304	1,198,304
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	4,235,000	4,227,081

TOTAL TECHNOLOGY		9,281,995

Telecommunications - 0.3%
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	2,152,806	2,150,115
Utilities - 0.7%
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	1,582,050	1,583,363
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	3,061,635	2,923,861
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	860,564	827,579

TOTAL UTILITIES		5,334,803

TOTAL BANK LOAN OBLIGATIONS
(Cost $63,983,028)		63,881,098

Preferred Securities - 6.2%
Banks & Thrifts - 5.9%
Bank of America Corp.:
6.1% (b)(g)	2,485,000	2,654,575
6.25% (b)(g)	1,600,000	1,716,489
6.5% (b)(g)	635,000	704,618
Barclays Bank PLC 7.625% 11/21/22	5,105,000	5,782,528
Barclays PLC:
6.625% (b)(g)	4,160,000	3,929,999
8.25% (b)(g)	5,905,000	6,070,557
BNP Paribas SA 7.375% (a)(b)(g)	1,905,000	2,006,399
Citigroup, Inc.:
5.875% (b)(g)	785,000	806,309
5.95% (b)(g)	1,135,000	1,169,006
5.95% (b)(g)	1,235,000	1,287,255
6.125% (b)(g)	2,645,000	2,784,556
6.3% (b)(g)	2,680,000	2,782,787
Credit Agricole SA:
6.625% (a)(b)(g)	6,360,000	6,105,734
7.875% (a)(b)(g)	1,480,000	1,477,552
Goldman Sachs Group, Inc. 5.375% (b)(g)	1,650,000	1,695,256
JPMorgan Chase & Co.:
5.3% (b)(g)	1,650,000	1,720,537
6% (b)(g)	1,680,000	1,807,680
6.75% (b)(g)	975,000	1,130,903
Royal Bank of Scotland Group PLC 7.5% (b)(g)	2,785,000	2,722,398

TOTAL BANKS & THRIFTS		48,355,138

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(g)	2,720,000	2,675,142
TOTAL PREFERRED SECURITIES
(Cost $49,883,746)		51,030,280
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.42% (h)
(Cost $9,191,714)	9,191,714	9,191,714
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $809,507,288)		814,197,266
NET OTHER ASSETS (LIABILITIES) - 1.3%		11,012,159
NET ASSETS - 100%		$825,209,425

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,444,005 or 42.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,620
Total	$86,620

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$3,509,427	$3,509,427	$--	$--
Health Care	7,835	7,835	--	--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	686,553,163	--	686,553,163	--
Bank Loan Obligations	63,881,098	--	63,881,098	--
Preferred Securities	51,030,280	--	51,030,280	--
Money Market Funds	9,191,714	9,191,714	--	--
Total Investments in Securities:	$814,197,266	$12,708,976	$801,464,541	$23,749

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $807,744,732. Net unrealized appreciation aggregated $6,452,534, of which $27,966,005 related to appreciated investment securities and $21,513,471 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

July 31, 2016

FAV-QTLY-0916
1.804833.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.2%
Delphi Automotive PLC	4,814	$326,485
Hertz Global Holdings, Inc. (a)	7,058	343,583
Tenneco, Inc. (a)	6,811	384,958
Visteon Corp.	2,562	179,571
		1,234,597
Diversified Consumer Services - 1.5%
H&R Block, Inc.	16,741	398,268
Houghton Mifflin Harcourt Co. (a)	54,395	921,995
Service Corp. International	9,228	255,800
		1,576,063
Hotels, Restaurants & Leisure - 0.8%
Extended Stay America, Inc. unit	24,234	343,153
Wyndham Worldwide Corp.	6,567	466,388
		809,541
Household Durables - 0.8%
Tempur Sealy International, Inc. (a)	2,539	192,025
Tupperware Brands Corp.	3,049	191,111
Whirlpool Corp.	2,579	496,096
		879,232
Internet & Catalog Retail - 0.9%
Liberty Interactive Corp. QVC Group Series A (a)	36,009	965,401
Leisure Products - 0.5%
Mattel, Inc.	5,695	190,099
Polaris Industries, Inc. (b)	2,965	292,794
		482,893
Media - 3.6%
CBS Corp. Class B	4,500	234,990
Charter Communications, Inc. Class A (a)	2,565	602,442
John Wiley & Sons, Inc. Class A	4,900	282,730
Liberty Broadband Corp. Class C (a)	6,343	401,575
Liberty Global PLC Class C (a)	3,400	105,230
Live Nation Entertainment, Inc. (a)	14,855	407,324
Omnicom Group, Inc.	5,728	471,357
Sinclair Broadcast Group, Inc. Class A	11,266	313,420
Time, Inc.	9,696	158,336
Tribune Media Co. Class A	6,725	249,161
Twenty-First Century Fox, Inc.:
Class A	8,003	213,200
Class B	10,932	295,492
		3,735,257
Multiline Retail - 0.5%
Dillard's, Inc. Class A	3,480	235,526
Kohl's Corp.	5,943	247,169
		482,695
Specialty Retail - 1.0%
GameStop Corp. Class A	12,800	396,160
GNC Holdings, Inc.	7,700	157,157
Michaels Companies, Inc. (a)	5,800	152,888
Office Depot, Inc.	43,183	149,413
Sally Beauty Holdings, Inc. (a)	7,607	223,113
		1,078,731
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	8,400	246,470

TOTAL CONSUMER DISCRETIONARY		11,490,880

CONSUMER STAPLES - 3.0%
Beverages - 0.8%
C&C Group PLC	23,464	94,543
Cott Corp.	36,061	537,470
Molson Coors Brewing Co. Class B	2,273	232,210
		864,223
Food & Staples Retailing - 0.7%
AdvancePierre Foods Holdings, Inc.	1,400	33,488
Walgreens Boots Alliance, Inc.	1,838	145,662
Whole Foods Market, Inc.	16,928	515,965
		695,115
Food Products - 1.5%
Bunge Ltd.	2,615	172,172
ConAgra Foods, Inc.	4,646	217,247
Darling International, Inc. (a)	29,629	467,546
Mead Johnson Nutrition Co. Class A	1,501	133,889
Nomad Foods Ltd. (a)	28,791	254,800
The J.M. Smucker Co.	2,346	361,659
		1,607,313

TOTAL CONSUMER STAPLES		3,166,651

ENERGY - 7.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	19,613	938,090
BW Offshore Ltd.	3,357,431	99,484
Dril-Quip, Inc. (a)	6,820	371,213
FMC Technologies, Inc. (a)	7,315	185,655
Halliburton Co.	6,635	289,684
Odfjell Drilling A/S (a)	28,835	16,712
SBM Offshore NV	20,000	267,202
Schlumberger Ltd.	2,508	201,944
		2,369,984
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	12,355	673,718
Boardwalk Pipeline Partners, LP	26,677	445,773
Cenovus Energy, Inc.	23,269	333,089
Cheniere Energy, Inc. (a)	5,900	246,797
Diamondback Energy, Inc.	3,748	329,037
Energen Corp.	4,923	233,252
EQT Corp.	6,660	485,248
GasLog Ltd.	27,115	362,528
Golar LNG Ltd.	9,600	162,816
Hess Corp.	6,828	366,322
Hoegh LNG Holdings Ltd.	7,945	82,867
Lundin Petroleum AB (a)	10,900	180,372
Marathon Petroleum Corp.	9,949	391,891
Newfield Exploration Co. (a)	11,353	491,585
Teekay LNG Partners LP	24,700	251,940
Teekay Offshore Partners LP	55,500	309,135
Whiting Petroleum Corp. (a)	18,158	133,824
		5,480,194

TOTAL ENERGY		7,850,178

FINANCIALS - 28.2%
Banks - 4.4%
Bank of Ireland (a)	212,097	44,461
Barclays PLC sponsored ADR	33,405	275,257
CIT Group, Inc.	26,154	903,882
Citigroup, Inc.	8,362	366,339
Cullen/Frost Bankers, Inc.	3,060	207,743
EFG Eurobank Ergasias SA (a)	81,516	47,179
First Citizen Bancshares, Inc.	1,379	358,237
First Citizen Bancshares, Inc. Class A (a)	1,408	365,770
Hilltop Holdings, Inc. (a)	13,974	304,354
Huntington Bancshares, Inc.	2,590	24,605
Lloyds Banking Group PLC	181,500	127,658
PNC Financial Services Group, Inc.	2,531	209,187
U.S. Bancorp	27,299	1,151,199
Wells Fargo & Co.	4,849	232,607
		4,618,478
Capital Markets - 4.4%
American Capital Ltd. (a)	13,030	214,604
Apollo Global Management LLC Class A	20,648	354,113
Ares Capital Corp. (b)	25,450	385,313
Brookfield Asset Management, Inc. Class A	6,250	215,841
E*TRADE Financial Corp. (a)	14,524	364,262
Fortress Investment Group LLC	45,511	225,735
Franklin Resources, Inc.	12,640	457,442
Invesco Ltd.	8,709	254,129
KKR & Co. LP	24,012	346,733
Legg Mason, Inc.	16,035	547,435
NorthStar Asset Management Group, Inc.	53,975	640,144
The Blackstone Group LP	12,288	329,810
Virtus Investment Partners, Inc. (b)	3,295	277,736
		4,613,297
Consumer Finance - 4.0%
Ally Financial, Inc.	1,200	21,648
Capital One Financial Corp.	10,380	696,290
Discover Financial Services	22,052	1,253,436
Navient Corp.	50,136	711,931
OneMain Holdings, Inc. (a)	14,343	413,652
Synchrony Financial	39,239	1,093,983
		4,190,940
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	8,552	1,233,797
Leucadia National Corp.	20,040	365,930
		1,599,727
Insurance - 3.8%
AFLAC, Inc.	6,388	461,725
AMBAC Financial Group, Inc. (a)	19,801	359,982
Brown & Brown, Inc.	10,545	386,580
Chubb Ltd.	6,864	859,785
FNF Group	13,400	504,778
Greenlight Capital Re, Ltd. (a)	8,977	185,196
Prudential PLC	9,242	162,922
Reinsurance Group of America, Inc.	5,827	578,330
Torchmark Corp.	7,368	455,858
		3,955,156
Real Estate Investment Trusts - 8.7%
American Tower Corp.	7,819	905,206
Annaly Capital Management, Inc.	6,890	75,652
CBL & Associates Properties, Inc.	21,181	260,314
Douglas Emmett, Inc.	13,100	498,324
Equity Lifestyle Properties, Inc.	14,066	1,156,788
Essex Property Trust, Inc.	2,070	484,132
Extra Space Storage, Inc.	5,975	513,970
First Potomac Realty Trust	3,660	37,003
Forest City Realty Trust, Inc.	31,518	745,401
Grivalia Properties REIC	50,742	393,703
iStar Financial, Inc. (a)	56,966	590,168
Lamar Advertising Co. Class A	5,342	362,508
Mack-Cali Realty Corp.	10,900	307,380
MFA Financial, Inc.	28,130	211,538
NorthStar Realty Europe Corp.	2,024	18,722
NorthStar Realty Finance Corp.	27,042	362,363
Outfront Media, Inc.	31,324	728,909
VEREIT, Inc.	57,924	640,639
WP Glimcher, Inc.	58,319	739,485
		9,032,205
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	13,797	392,525
Kennedy Wilson Europe Real Estate PLC	4,191	55,188
Kennedy-Wilson Holdings, Inc.	12,886	271,250
Realogy Holdings Corp. (a)	20,544	636,659
		1,355,622

TOTAL FINANCIALS		29,365,425

HEALTH CARE - 6.7%
Biotechnology - 0.9%
Gilead Sciences, Inc.	4,192	333,138
United Therapeutics Corp. (a)	4,843	586,051
		919,189
Health Care Equipment & Supplies - 0.5%
Hill-Rom Holdings, Inc.	1,965	104,990
St. Jude Medical, Inc.	2,574	213,745
The Cooper Companies, Inc.	267	48,719
Zimmer Biomet Holdings, Inc.	1,285	168,515
		535,969
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	602	34,013
Accretive Health, Inc. (a)	73,627	146,518
Anthem, Inc.	1,900	249,546
Cigna Corp.	2,368	305,377
DaVita HealthCare Partners, Inc. (a)	1,152	89,326
Envision Healthcare Holdings, Inc. (a)	2,886	70,967
Laboratory Corp. of America Holdings (a)	6,456	900,999
McKesson Corp.	1,200	233,472
Universal Health Services, Inc. Class B	1,032	133,675
		2,163,893
Health Care Technology - 0.4%
CompuGroup Medical AG	11,205	483,800
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	3,674	176,756
Pharmaceuticals - 2.6%
Endo International PLC (a)	27,731	481,410
Innoviva, Inc. (b)	16,970	218,404
Jazz Pharmaceuticals PLC (a)	7,046	1,063,735
Mallinckrodt PLC (a)	1,211	81,549
Perrigo Co. PLC	1,698	155,180
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,725	466,788
The Medicines Company (a)	2,400	93,864
Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,000	178,400
		2,739,330

TOTAL HEALTH CARE		7,018,937

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.6%
Aerojet Rocketdyne Holdings, Inc. (a)	45,761	863,052
Curtiss-Wright Corp.	4,902	436,229
Esterline Technologies Corp. (a)	3,301	200,800
General Dynamics Corp.	3,295	484,003
KLX, Inc. (a)	9,800	316,540
L-3 Communications Holdings, Inc.	1,725	261,562
Rolls-Royce Group PLC	13,430	140,526
		2,702,712
Air Freight & Logistics - 0.1%
PostNL NV (a)	25,200	96,804
Airlines - 0.4%
American Airlines Group, Inc.	4,396	156,058
Delta Air Lines, Inc.	6,172	239,165
		395,223
Building Products - 0.2%
Allegion PLC	2,632	190,530
Commercial Services & Supplies - 0.8%
Regus PLC	69,700	281,622
Republic Services, Inc.	3,054	156,548
Team, Inc. (a)	7,209	199,040
The Brink's Co.	3,879	127,309
West Corp.	5,064	111,965
		876,484
Construction & Engineering - 1.8%
AECOM (a)	38,373	1,361,858
Arcadis NV	12,272	164,298
Astaldi SpA	43,538	190,419
Jacobs Engineering Group, Inc. (a)	4,189	224,195
		1,940,770
Electrical Equipment - 1.0%
Eaton Corp. PLC	5,605	355,413
Fortive Corp. (a)	4,942	238,254
Regal Beloit Corp.	6,862	418,651
		1,012,318
Machinery - 1.5%
Allison Transmission Holdings, Inc.	25,328	729,953
Deere & Co.	3,431	266,623
Flowserve Corp.	5,635	269,635
Melrose Industries PLC	8,681	78,641
Pentair PLC	1,431	91,326
TriMas Corp. (a)	7,655	136,795
		1,572,973
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	45,822	14,150
Professional Services - 0.1%
Robert Half International, Inc.	2,600	95,004
Road & Rail - 0.7%
CSX Corp.	13,995	396,478
Swift Transporation Co. (a)	17,558	337,992
		734,470
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	13,218	482,589
Ashtead Group PLC	21,000	332,398
MRC Global, Inc. (a)	800	10,584
Nexeo Solutions, Inc. (c)	14,400	129,276
Univar, Inc. (a)	8,438	154,500
Veritiv Corp. (a)	2,247	94,868
WESCO International, Inc. (a)	9,841	548,537
		1,752,752

TOTAL INDUSTRIALS		11,384,190

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	10,197	305,400
Harris Corp.	5,617	486,545
		791,945
Electronic Equipment & Components - 1.6%
CDW Corp.	400	17,172
Flextronics International Ltd. (a)	14,600	184,982
Jabil Circuit, Inc.	44,207	899,612
TE Connectivity Ltd.	4,704	283,557
TTM Technologies, Inc. (a)	25,837	257,078
		1,642,401
Internet Software & Services - 0.6%
eBay, Inc. (a)	10,959	341,482
Rackspace Hosting, Inc. (a)	6,870	160,964
Web.com Group, Inc. (a)	7,412	139,790
		642,236
IT Services - 1.7%
Computer Sciences Corp.	10,314	493,319
EVERTEC, Inc.	30,925	531,910
Science Applications International Corp.	7,411	450,292
Unisys Corp. (a)(b)	26,048	258,136
		1,733,657
Semiconductors & Semiconductor Equipment - 2.8%
Lam Research Corp.	1,600	143,632
Marvell Technology Group Ltd.	48,185	566,174
Maxim Integrated Products, Inc.	9,906	403,967
Micron Technology, Inc. (a)	13,700	188,238
NXP Semiconductors NV (a)	5,934	498,990
ON Semiconductor Corp. (a)	24,423	244,963
Qualcomm, Inc.	11,607	726,366
Semtech Corp. (a)	5,740	145,911
		2,918,241
Software - 0.7%
Interactive Intelligence Group, Inc. (a)	7,900	426,205
RealPage, Inc. (a)	12,800	321,920
		748,125
Technology Hardware, Storage & Peripherals - 1.8%
EMC Corp.	11,627	328,812
Hewlett Packard Enterprise Co.	12,999	273,239
HP, Inc.	15,523	217,477
NCR Corp. (a)	7,281	240,055
Western Digital Corp.	16,473	782,632
		1,842,215

TOTAL INFORMATION TECHNOLOGY		10,318,820

MATERIALS - 6.7%
Chemicals - 3.1%
Agrium, Inc.	1,642	149,027
Albemarle Corp. U.S.	4,415	371,611
Axalta Coating Systems (a)	8,586	245,130
CF Industries Holdings, Inc.	15,105	372,791
Eastman Chemical Co.	8,566	558,760
LyondellBasell Industries NV Class A	8,058	606,445
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	7,700	190,806
The Dow Chemical Co.	10,062	540,028
Westlake Chemical Corp.	4,070	186,162
		3,220,760
Containers & Packaging - 2.0%
Avery Dennison Corp.	3,727	290,296
Ball Corp.	7,200	508,824
Berry Plastics Group, Inc. (a)	11,428	468,548
Graphic Packaging Holding Co.	61,367	837,046
		2,104,714
Metals & Mining - 1.6%
Compass Minerals International, Inc.	8,942	622,274
Freeport-McMoRan, Inc.	16,144	209,226
Randgold Resources Ltd. sponsored ADR	2,000	235,220
Steel Dynamics, Inc.	12,136	325,488
SunCoke Energy, Inc.	33,903	258,680
		1,650,888

TOTAL MATERIALS		6,976,362

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	10,449	328,517
Frontier Communications Corp.	40,222	209,154
Iridium Communications, Inc. (a)(b)	23,304	209,270
		746,941
UTILITIES - 10.1%
Electric Utilities - 6.2%
American Electric Power Co., Inc.	19,201	1,330,629
Edison International	26,582	2,056,915
NextEra Energy, Inc.	4,228	542,410
OGE Energy Corp.	11,826	380,442
Xcel Energy, Inc.	49,941	2,196,405
		6,506,801
Gas Utilities - 0.3%
Atmos Energy Corp.	3,800	303,202
Multi-Utilities - 3.6%
CMS Energy Corp.	13,053	589,735
DTE Energy Co.	5,809	566,494
Sempra Energy	22,922	2,564,511
		3,720,740

TOTAL UTILITIES		10,530,743

TOTAL COMMON STOCKS
(Cost $92,934,483)		98,849,127

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR
(Cost $160,314)	12,644	132,130
	Principal Amount	Value

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $266,617)	500,000	223,148

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.26% 9/8/16 to 9/22/16 (d)
(Cost $49,985)	50,000	49,988
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.42% (e)	4,747,555	$4,747,555
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)	816,375	816,375
TOTAL MONEY MARKET FUNDS
(Cost $5,563,930)		5,563,930
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $98,975,329)		104,818,323
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(463,474)
NET ASSETS - 100%		$104,354,849

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
6 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	934,140	$13,933

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $129,276 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,989.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$144,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,969
Fidelity Securities Lending Cash Central Fund	3,670
Total	$13,639

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,490,880	$11,490,880	$--	$--
Consumer Staples	3,166,651	3,166,651	--	--
Energy	7,850,178	7,850,178	--	--
Financials	29,497,555	29,159,796	337,759	--
Health Care	7,018,937	7,018,937	--	--
Industrials	11,384,190	11,114,388	269,802	--
Information Technology	10,318,820	10,318,820	--	--
Materials	6,976,362	6,976,362	--	--
Telecommunication Services	746,941	746,941	--	--
Utilities	10,530,743	10,530,743	--	--
Corporate Bonds	223,148	--	223,148	--
U.S. Government and Government Agency Obligations	49,988	--	49,988	--
Money Market Funds	5,563,930	5,563,930	--	--
Total Investments in Securities:	$104,818,323	$103,937,626	$880,697	$--
Derivative Instruments:
Assets
Futures Contracts	$13,933	$13,933	$--	$--
Total Assets	$13,933	$13,933	$--	$--
Total Derivative Instruments:	$13,933	$13,933	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $99,801,777. Net unrealized appreciation aggregated $5,016,546, of which $12,988,458 related to appreciated investment securities and $7,971,912 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

July 31, 2016

AFR-QTLY-0916
1.819945.111

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 82.8%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$9,250	$9,262
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (b)	56,772	56,624
Tranche F, term loan 3.75% 6/9/23 (b)	30,000	29,775

TOTAL AEROSPACE		95,661

Automotive - 0.1%
Chrysler Group LLC Tranche B, term loan 3.5% 5/24/17 (b)	10,886	10,898
Automotive & Auto Parts - 0.6%
Chrysler Group LLC term loan 3.25% 12/31/18 (b)	7,147	7,156
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	16,582	12,514
Tranche 2LN, term loan 10% 11/27/21 (b)	24,370	15,841
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	17,325	17,260

TOTAL AUTOMOTIVE & AUTO PARTS		52,771

Broadcasting - 1.2%
Clear Channel Communications, Inc. Tranche D, term loan 7.2457% 1/30/19 (b)	51,970	40,001
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	14,337	14,355
Nielsen Finance LLC Tranche B 2LN, term loan 3.4743% 4/15/21 (b)	11,904	11,928
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	41,539	41,513

TOTAL BROADCASTING		107,797

Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	10,201	10,223
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	1,995	1,997
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	10,421	10,460
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	18,364	18,272

TOTAL BUILDING MATERIALS		40,952

Cable/Satellite TV - 4.5%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (b)	63,375	63,494
Charter Communication Operating LLC Tranche I, term loan 3.5% 1/24/23 (b)	54,833	55,052
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	47,853	47,842
Tranche F, term loan 3% 1/3/21 (b)	75,786	75,777
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	24,439	24,585
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (b)	14,000	13,803
Numericable LLC:
Tranche B 1LN, term loan 4.564% 7/20/22 (b)	9,925	9,903
Tranche B 6LN, term loan 4.7515% 2/10/23 (b)	14,925	14,931
Tranche B, term loan 5.0015% 1/15/24 (b)	34,314	34,348
UPC Broadband Holding BV Tranche AH, term loan 3.4137% 6/30/21 (b)	12,345	12,285
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (b)	8,863	8,822
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	15,885	15,889
Ziggo B.V.:
Tranche B 1LN, term loan 3.6519% 1/15/22 (b)	14,405	14,325
Tranche B 2LN, term loan 3.6559% 1/15/22 (b)	9,283	9,231
Tranche B 3LN, term loan 3.7014% 1/15/22 (b)	15,267	15,182

TOTAL CABLE/SATELLITE TV		415,469

Capital Goods - 0.7%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (b)	4,516	4,212
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	31,457	31,484
SRAM LLC. Tranche B, term loan 4.0176% 4/10/20 (b)	21,119	19,007
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 7/21/23 (c)	6,500	6,514

TOTAL CAPITAL GOODS		61,217

Chemicals - 2.2%
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	7,950	8,001
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	21,195	21,063
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	33,752	33,752
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	22,340	22,317
PQ Corp. Tranche B, term loan 5.75% 11/4/22 (b)	10,000	10,079
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	13,860	13,895
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	2,130	2,077
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	11,651	11,695
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	15,647	15,185
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	18,369	18,421
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	11,675	11,447
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	25,919	25,981
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	14,039	14,018

TOTAL CHEMICALS		207,931

Consumer Products - 0.6%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (b)	15,947	15,937
Tranche B, term loan 3.25% 11/19/17 (b)	8,202	8,190
Weight Watchers International, Inc. Tranche B 2LN, term loan 4% 4/2/20 (b)	14,300	10,788
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	17,792	17,762

TOTAL CONSUMER PRODUCTS		52,677

Containers - 2.5%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (b)	2,753	2,760
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	42,447	42,526
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (b)	8,592	8,607
Tranche H, term loan 3.75% 10/1/22 (b)	18,496	18,551
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (b)	75,545	75,717
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (b)	14,067	14,062
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	13,068	12,774
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	12,029	12,067
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	1,445	1,443
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	17,560	17,573
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/4/23 (b)	24,480	24,493

TOTAL CONTAINERS		230,573

Diversified Financial Services - 2.7%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	23,984	24,044
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	31,472	31,453
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	33,095	33,211
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	8,327	7,910
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	13,208	13,200
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	66,390	66,598
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	11,635	11,460
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,688	23,906
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	37,455	37,422

TOTAL DIVERSIFIED FINANCIAL SERVICES		249,204

Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (b)	10,332	10,297
Energy - 2.5%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	8,578	8,492
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	4,415	4,404
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	13,681	13,810
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	1,182	1,148
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	21,307	18,999
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	30,380	17,241
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	32,039	27,233
Tranche C, term loan 5.25% 3/14/21 (b)	2,549	2,166
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	25,268	24,726
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	15,608	13,540
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	13,464	13,531
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	27,957	20,987
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	13,089	12,909
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	13,845	3,704
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	10,945	10,069
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	9,522	9,498
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	37,983	16,570
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	5,581	5,567
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (b)	7,421	7,161

TOTAL ENERGY		231,755

Entertainment/Film - 0.3%
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	11,482	11,314
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	5,305	4,761
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (b)	13,779	13,779

TOTAL ENTERTAINMENT/FILM		29,854

Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	19,179	19,151
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	5,690	5,605
Tranche B 1LN, term loan 4% 12/18/20 (b)	29,645	29,525
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	10,725	10,765

TOTAL ENVIRONMENTAL		65,046

Food & Drug Retail - 3.3%
Albertson's LLC:
Tranche B 4LN, term loan 4.5% 8/25/21 (b)	180,891	181,716
Tranche B 6LN, term loan 4.75% 6/22/23 (b)	51,845	52,158
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	10,000	10,019
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (b)	3,990	3,920
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (b)	27,880	28,048
Pizza Hut Holdings LLC Tranche B, term loan 3.2321% 6/16/23 (b)	25,000	25,110
SUPERVALU, Inc. Tranche B, term loan 5.5% 3/21/19 (b)	3,343	3,337

TOTAL FOOD & DRUG RETAIL		304,308

Food/Beverage/Tobacco - 0.8%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.75% 6/2/23 (b)	15,368	15,441
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	21,897	22,034
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	8,266	8,301
U.S. Foods, Inc. Tranche B, term loan 4% 6/27/23 (b)	27,250	27,381

TOTAL FOOD/BEVERAGE/TOBACCO		73,157

Gaming - 6.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	28,954	29,038
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (b)	21,788	21,859
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	101,347	98,864
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	170,028	161,952
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (b)	15,337	15,401
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	35,615	35,794
5.5% 11/21/19 (b)	15,264	15,340
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	24,042	24,072
MGM Mirage, Inc. Tranche A, term loan 3.2457% 4/25/21 (b)	14,405	14,225
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	28,503	28,446
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	40,721	40,670
Tranche B, term loan 6% 10/18/20 (b)	73,855	73,762
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (b)	41,025	41,038
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	12,846	12,621

TOTAL GAMING		613,082

Healthcare - 9.5%
Alere, Inc. Tranche B, term loan 4.5% 6/18/22 (b)	11,157	10,973
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	16,017	16,017
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	15,899	15,906
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (b)	10,000	9,969
Community Health Systems, Inc.:
Tranche F, term loan 3.9241% 12/31/18 (b)	40,399	40,002
Tranche G, term loan 3.75% 12/31/19 (b)	56,465	55,520
Tranche H, term loan 4% 1/27/21 (b)	118,675	117,155
ConvaTec, Inc. Tranche B, term loan 4.25% 6/15/20 (b)	4,296	4,300
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (b)	47,224	47,475
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	19,771	19,240
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	24,746	24,231
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (b)	21,105	21,120
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	32,790	32,421
Gold Merger Co., Inc. Tranche B, term loan 4.75% 7/27/23 (b)	6,735	6,764
Grifols, S.A. Tranche B, term loan 3.4386% 2/27/21 (b)	32,044	32,134
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3811% 5/1/18 (b)	33,019	33,097
Tranche B 6LN, term loan 3.7457% 3/18/23 (b)	60,384	60,799
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	10,073	8,058
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	9,354	9,393
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	13,677	13,666
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	4,987	4,950
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (b)	20,000	20,200
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	3,491	3,500
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (b)	23,785	23,002
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	13,799	13,739
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	10,000	10,075
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	5,000	4,975
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	46,769	46,301
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.75% 10/20/18 (b)	3,797	3,751
Tranche B, term loan 5% 4/1/22 (b)	66,941	66,432
Tranche BC 2LN, term loan 4.75% 12/11/19 (b)	25,638	25,337
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	36,462	35,997
Tranche E, term loan 4.75% 8/5/20 (b)	13,577	13,399
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	29,925	30,262

TOTAL HEALTHCARE		880,160

Homebuilders/Real Estate - 1.7%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (b)	12,495	12,620
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	21,674	21,647
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.25% 11/4/21 (b)	29,775	29,564
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	44,673	44,971
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (b)	50,500	50,753

TOTAL HOMEBUILDERS/REAL ESTATE		159,555

Hotels - 1.8%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 7.75% 12/27/20 (b)	16,755	16,755
Tranche B 1LN, term loan 5.25% 6/27/20 (b)	50,417	50,432
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	71,262	71,427
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	19,497	19,326
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	13,593	13,525

TOTAL HOTELS		171,465

Insurance - 1.6%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	23,154	23,009
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	29,135	29,165
Tranche B 2LN, term loan 4.25% 7/8/20 (b)	7,460	7,427
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	13,303	13,173
Tranche B 4LN, term loan 5% 8/4/22 (b)	39,140	39,181
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	17,679	17,625
VF Holdings Corp. Tranche B 1LN, term loan 4.75% 6/30/23 (b)	15,000	15,021

TOTAL INSURANCE		144,601

Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	28,148	27,444
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	10,000	10,044
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	32,008	31,921
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (b)	2,302	2,307

TOTAL LEISURE		71,716

Metals/Mining - 1.7%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	8,723	8,289
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	7,387	4,330
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	3,000	450
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	19,686	19,243
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	31,301	30,692
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	7,445	6,403
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	86,893	64,084
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (b)	19,130	18,341
Tranche B 1LN, term loan 4.25% 7/19/19 (b)	1,379	1,373
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (d)	19,086	9,668
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (d)	73,216	0

TOTAL METALS/MINING		162,873

Publishing/Printing - 2.3%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	48,875	48,753
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	52,058	40,801
Harland Clarke Holdings Corp. Tranche B 5LN, term loan 7% 12/31/19 (b)	10,125	9,821
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	21,407	21,207
JD Power & Associates Tranche B 1LN, term loan 6/9/23 (c)	6,180	6,192
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	53,650	53,891
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	16,439	14,795
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	6,947	6,854
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	14,475	14,012

TOTAL PUBLISHING/PRINTING		216,326

Restaurants - 0.4%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	18,783	18,858
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	20,364	20,398

TOTAL RESTAURANTS		39,256

Services - 6.2%
Abacus Innovations Corp. Tranche B, term loan 6/9/23 (c)	15,250	15,279
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	9,107	8,913
Apollo Security Service Borrower LLC Tranche B, term loan 4.75% 5/2/22 (b)	77,915	78,532
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (b)	48,574	48,649
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (b)	3,573	3,567
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	25,687	25,360
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (b)	9,645	9,676
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	23,054	16,138
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	36,549	36,129
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	9,975	10,037
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	16,164	16,293
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	21,443	21,324
Tranche 2LN, term loan 7.5% 7/25/22 (b)	7,490	6,984
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	14,888	14,761
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	3,000	2,895
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	118,571	116,200
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	39,484	37,378
Nexeo Solutions LLC Tranche B, term loan 5.25% 6/9/23 (b)	6,690	6,715
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	34,576	34,468
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	8,271	8,302
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	34,901	35,021
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (b)	3,458	3,429
Western Digital Corp. Tranche B, term loan 6.25% 4/29/23 (b)	15,000	15,138

TOTAL SERVICES		571,188

Steel - 0.3%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (b)	25,000	25,156
Super Retail - 4.5%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	30,748	29,717
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	3,970	3,940
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	15,038	14,903
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	32,993	32,915
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	9,547	8,799
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	18,047	18,137
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (b)	36,059	35,270
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	36,126	25,611
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	100,000	100,083
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	30,979	30,953
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	55,434	55,508
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	58,842	57,371
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)(d)	6,566	1,707

TOTAL SUPER RETAIL		414,914

Technology - 10.5%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4% 1/23/21 (b)	9,102	9,111
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	3,590	3,593
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	56,096	56,087
Blue Coat Systems, Inc. Tranche B, term loan 6% 5/22/22 (b)	34,318	34,302
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	6,140	5,638
5% 9/10/20 (b)	36,934	33,869
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	14,059	13,497
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	31,623	31,680
Dell International LLC:
Tranche B 2LN, term loan 4% 4/29/20 (b)	168,189	168,224
Tranche B, term loan 6/2/23 (c)	35,500	35,508
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (b)	38,282	35,985
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	29,966	29,674
First Data Corp. Tranche B, term loan 4.2379% 7/10/22 (b)	85,000	85,236
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (b)	25,401	25,338
Global Payments, Inc. Tranche B, term loan 3.9957% 4/22/23 (b)	19,155	19,299
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (b)	7,336	7,238
Tranche B 5LN, term loan 3.75% 6/3/20 (b)	22,365	22,085
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	28,837	29,450
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	31,559	31,638
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	6,000	6,008
Tranche B 1LN, term loan 5% 10/16/22 (b)	9,950	9,962
Micron Technology, Inc. Tranche B, term loan 6.64% 4/26/22 (b)	10,250	10,350
Microsemi Corp. Tranche B, term loan 3.75% 1/15/23 (b)	12,183	12,253
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	18,662	18,779
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	15,639	15,502
Tranche 2LN, term loan 8% 4/9/22 (b)	19,080	18,484
Solarwinds Holdings, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	10,500	10,579
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	20,494	20,647
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	34,738	34,723
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0002% 7/8/22 (b)	21,104	21,209
Tranche B 2LN, term loan 4.0001% 7/8/22 (b)	2,734	2,748
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (b)	13,510	10,943
4% 4/23/19 (b)	9,380	7,551
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	35,517	35,517
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	23,500	23,456
Vantiv LLC Tranche B, term loan 3.5% 6/13/21 (b)	19,518	19,567
WEX, Inc. Tranche B, term loan 4.25% 7/1/23 (b)	20,000	20,106

TOTAL TECHNOLOGY		975,836

Telecommunications - 5.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (b)	2,999	2,864
Tranche D 2LN, term loan 4.1311% 3/31/19 (b)	28,561	27,276
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (b)	7,202	7,241
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	9,968	9,970
FPL FiberNet, LLC. Tranche A, term loan 3.9025% 7/22/19 (b)	12,260	12,137
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	24,688	24,441
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	113,055	107,050
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	18,400	18,446
Tranche B 4LN, term loan 4% 1/15/20 (b)	54,000	54,216
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	3,868	3,858
Tranche B 1LN, term loan 4% 4/11/20 (b)	44,023	43,968
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	16,674	16,700
Sable International Finance Ltd.:
Tranche B 1LN, term loan 5.5% 12/31/22 (b)	3,575	3,586
Tranche B 2LN, term loan 5.83% 12/31/22 (b)	2,925	2,934
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (b)	26,361	26,367
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	7,775	6,975
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	33,840	31,968
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	4,531	4,280
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	17,300	17,396
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	7,818	7,818
Telenet Financing USD LLC term loan 4.25% 6/30/24 (b)	17,000	17,043
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (b)	16,285	16,240
Zayo Group LLC/Zayo Capital, Inc. Tranche B, term loan 3.75% 5/6/21 (b)	6,030	6,026

TOTAL TELECOMMUNICATIONS		468,800

Textiles/Apparel - 0.2%
Abb/Con-Cise Optical Group LLC Tranche B, term loan 6% 6/15/23 (b)	9,000	9,023
Samsonite IP Holdings SARL Tranche B, term loan 4% 5/13/23 (b)	9,215	9,303

TOTAL TEXTILES/APPAREL		18,326

Transportation Ex Air/Rail - 0.3%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	19,982	18,683
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	11,216	10,224

TOTAL TRANSPORTATION EX AIR/RAIL		28,907

Utilities - 5.1%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	2,132	2,111
6.375% 8/13/19 (b)	32,079	31,758
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	24,103	24,163
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (b)	61,340	60,439
Tranche B 2LN, term loan 3.25% 1/31/22 (b)	7,082	6,983
Calpine Corp. Tranche B 5LN, term loan 3.5% 5/28/22 (b)	32,373	32,259
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (b)	56,000	56,000
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (b)	13,519	13,482
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	52,884	52,950
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	13,822	13,684
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	26,519	21,049
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	27,167	26,216
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	32,899	29,856
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	18,856	18,007
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	5,798	4,733
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	2,624	2,231
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	23,441	22,542
Texas Competitive Electric Holdings Co. LLC:
term loan 5% 10/31/17 (b)	9,379	9,394
Tranche B, term loan 5% 10/31/17 (b)	41,121	41,190
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	6,310	6,231

TOTAL UTILITIES		475,278

TOTAL BANK LOAN OBLIGATIONS
(Cost $7,823,111)		7,677,006

Nonconvertible Bonds - 8.0%
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,765
Clear Channel Communications, Inc. 9% 12/15/19	8,677	6,982
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,158
Univision Communications, Inc. 6.75% 9/15/22 (e)	5,368	5,730

TOTAL BROADCASTING		28,635

Building Materials - 0.1%
CEMEX S.A.B. de CV 5.4301% 10/15/18 (b)(e)	10,000	10,375
Cable/Satellite TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,652
5.25% 3/15/21	13,070	13,593
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	10,815	11,153
Lynx I Corp. 5.375% 4/15/21 (e)	4,500	4,680
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,665

TOTAL CABLE/SATELLITE TV		48,743

Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	3,000	2,040
Chemicals - 0.1%
Nufarm Australia Ltd. 6.375% 10/15/19 (e)	5,000	5,072
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (b)(e)	42,330	42,700
3.8896% 5/15/21 (b)(e)	7,000	7,079
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.1271% 7/15/21 (b)(e)	11,130	11,213
5.75% 10/15/20	58,325	60,221

TOTAL CONTAINERS		121,213

Diversified Financial Services - 0.8%
CIT Group, Inc. 5% 5/15/17	7,000	7,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,673
4.875% 3/15/19	15,000	14,888
International Lease Finance Corp.:
3.875% 4/15/18	7,000	7,210
6.25% 5/15/19	10,000	10,963
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)	10,000	10,675

TOTAL DIVERSIFIED FINANCIAL SERVICES		69,559

Energy - 0.6%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1329% 8/1/19 (b)(e)	17,150	9,990
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (e)	7,000	7,315
Chesapeake Energy Corp. 8% 12/15/22 (e)	17,832	15,514
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	10,000	9,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,582
Western Refining, Inc. 6.25% 4/1/21	5,305	4,934

TOTAL ENERGY		51,985

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,289
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (e)	4,000	3,920
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (e)	10,000	10,101
Healthcare - 0.8%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	10,883
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,698
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,938
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	3,570	3,753
Tenet Healthcare Corp.:
4.1525% 6/15/20 (b)	17,895	17,761
4.75% 6/1/20	8,680	8,821

TOTAL HEALTHCARE		75,854

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,815
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (e)	9,000	2,160
Peabody Energy Corp. 6% 11/15/18 (d)	5,000	788

TOTAL METALS/MINING		2,948

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21 (e)	9,500	9,453
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (e)	9,850	8,570
Services - 0.3%
APX Group, Inc. 7.875% 12/1/22 (e)	8,975	9,446
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.4231% 12/1/17 (b)	14,410	14,446

TOTAL SERVICES		23,892

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (e)	6,385	6,545
Technology - 1.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	7,018
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)	6,199	6,377
4.42% 6/15/21 (e)	16,685	17,442
First Data Corp. 6.75% 11/1/20 (e)	25,460	26,542
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (e)	16,440	16,933
5.75% 2/15/21 (e)	14,760	15,350
5.75% 3/15/23 (e)	5,000	5,250

TOTAL TECHNOLOGY		94,912

Telecommunications - 1.4%
Altice Financing SA:
6.5% 1/15/22 (e)	7,240	7,457
7.5% 5/15/26 (e)	19,200	19,392
Columbus International, Inc. 7.375% 3/30/21 (e)	14,535	15,512
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	3,905	3,778
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	13,800
Level 3 Financing, Inc. 4.4067% 1/15/18 (b)	15,000	15,038
Numericable Group SA 7.375% 5/1/26 (e)	18,755	18,732
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,430
6.9% 5/1/19	5,000	4,944
Sprint Communications, Inc.:
6% 11/15/22	30,000	25,736
9% 11/15/18 (e)	3,000	3,251

TOTAL TELECOMMUNICATIONS		131,070

Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (d)(e)	8,728	10,484
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,032
The AES Corp. 3.6731% 6/1/19 (b)	1,433	1,429

TOTAL UTILITIES		15,945

TOTAL NONCONVERTIBLE BONDS
(Cost $769,029)		742,936
	Shares	Value (000s)

Common Stocks - 0.3%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (f)	231,058	88
ION Media Networks, Inc. (f)	2,842	1,898

TOTAL BROADCASTING		1,986

Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	18,510
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (f)	289,870	403
Metals/Mining - 0.1%
Warrior Met Coal LLC Class A (g)	35,615	2,849
Paper - 0.0%
White Birch Cayman Holdings Ltd. (f)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (f)(g)	13,699	58
Telecommunications - 0.0%
FairPoint Communications, Inc. (f)	34,287	555
Utilities - 0.0%
Calpine Corp. (f)	20,715	285
Southcross Holdings Borrower LP	2,927	2,216

TOTAL UTILITIES		2,501

TOTAL COMMON STOCKS
(Cost $86,589)		26,862

Money Market Funds - 9.7%
Fidelity Cash Central Fund, 0.42% (h)
(Cost $894,771)	894,770,836	894,771
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $9,573,500)		9,341,575
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(71,528)
NET ASSETS - 100%		$9,270,047

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $369,881,000 or 4.0% of net assets.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,907,000 or 0.0% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$26
Warrior Met Coal LLC Class A	3/9/11 - 7/11/14	$72,703

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,993
Total	$1,993

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,044	$88	$58	$1,898
Energy	2,849	--	--	2,849
Financials	403	--	--	403
Materials	18,510	18,510	--	--
Telecommunication Services	555	555	--	--
Utilities	2,501	285	--	2,216
Bank Loan Obligations	7,677,006	--	7,616,657	60,349
Corporate Bonds	742,936	--	742,936	--
Money Market Funds	894,771	894,771	--	--
Total Investments in Securities:	$9,341,575	$914,209	$8,359,651	$67,715

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality}. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $9,561,701,000. Net unrealized depreciation aggregated $220,126,000, of which $96,957,000 related to appreciated investment securities and $317,083,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016